Investments in associates (Details) - Tyme [Member] $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Equity interest percentage	18.00%
Shareholding interest with voting rights percentage	0.00%
Investments in associates Investment	$ 99,365
Investments in associates current assets	1,201
Investments in associates non current assets	218,846
Investments in associates current liabilities	14,447
Investments in associates non current liabilities
Investments in associates associates net income (loss)	$ (36,600)